Statement of Stockholders' Equity - USD ($)	Officers and Directors [Member] Private Placement [Member] Common Stock [Member]	Officers and Directors [Member] Common Stock [Member]	Officers and Directors [Member] Additional Paid-in Capital [Member]	Officers and Directors [Member] Deferred Compensation, Share-Based Payments [Member]	Officers and Directors [Member] Retained Earnings [Member]	Officers and Directors [Member]	Employees and Advisors [Member] Common Stock [Member]	Employees and Advisors [Member] Additional Paid-in Capital [Member]	Employees and Advisors [Member] Deferred Compensation, Share-Based Payments [Member]	Employees and Advisors [Member] Retained Earnings [Member]	Employees and Advisors [Member]	Advisory Board [Member] Common Stock [Member]	Advisory Board [Member] Additional Paid-in Capital [Member]	Advisory Board [Member] Deferred Compensation, Share-Based Payments [Member]	Advisory Board [Member] Retained Earnings [Member]	Advisory Board [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Deferred Compensation, Share-Based Payments [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Related Party [Member] Common Stock [Member]	Related Party [Member] Additional Paid-in Capital [Member]	Related Party [Member] Deferred Compensation, Share-Based Payments [Member]	Related Party [Member] Retained Earnings [Member]	Related Party [Member]	Nonrelated Party [Member] Common Stock [Member]	Nonrelated Party [Member] Additional Paid-in Capital [Member]	Nonrelated Party [Member] Deferred Compensation, Share-Based Payments [Member]	Nonrelated Party [Member] Retained Earnings [Member]	Nonrelated Party [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020																																2,742,890
Balance at Dec. 31, 2020																																$ 2,743	$ 44,748,859	$ 1,982,197	$ (36,678,338)	$ 10,055,461
Common stock issued on subscriptions payable for the purchase of S-FDF, LLC assets (in shares)																																500,973
Common stock issued on subscriptions payable for the purchase of S-FDF, LLC assets																																$ 501	1,853,099	(1,853,600)	0	0
Shares (in shares)	849,040	496,911
Common stock sales for cash		$ 497	$ 2,055,128	$ 0	$ 0	$ 2,055,625											$ 849	$ 3,506,037	$ 0	$ 0	$ 3,506,886
Common stock issued for services (in shares)		215,256					4,000
Common stock issued for services		$ 215	916,363	(102,531)	0	814,047	$ 4	$ 19,996	$ 0	$ 0	$ 20,000
Common stock options granted for services		$ 0	498,027	0	0	498,027
Common stock options granted for services							0	45,305	0	0	45,305
Common stock warrants granted pursuant to debt financing																						$ 0	$ 699,213	$ 0	$ 0	$ 699,213
Net loss																																$ 0	0	0	(6,874,156)	(6,874,156)
Balance (in shares) at Dec. 31, 2021																																4,809,070
Balance at Dec. 31, 2021																																$ 4,809	54,342,027	26,066	(43,552,494)	10,820,408
Common stock issued for services (in shares)		26,059										12,255
Common stock issued for services		$ 26	76,038	(26,066)	0	49,998						$ 12	$ 29,988	$ 0	$ 0	$ 30,000
Common stock options granted for services		$ 0	530,908	0	0	530,908	0	120,593	0	0	120,593
Common stock warrants granted pursuant to debt financing																						0	2,614,196	0	0	2,614,196	$ 0	$ 444,330	$ 0	$ 0	$ 444,330
Net loss																																$ 0	0	0	(5,312,123)	(5,312,123)
Balance (in shares) at Sep. 30, 2022																																4,847,384
Balance at Sep. 30, 2022																																$ 4,847	58,158,080	0	(48,864,617)	9,298,310
Balance (in shares) at Dec. 31, 2021																																4,809,070
Balance at Dec. 31, 2021																																$ 4,809	54,342,027	26,066	(43,552,494)	10,820,408
Common stock issued for services (in shares)		26,059										12,255
Common stock issued for services		$ 26	76,038	(26,066)	0	49,998						$ 12	$ 29,988	$ 0	$ 0	$ 30,000
Common stock options granted for services		$ 0	645,127	0	0	645,127	0	136,954	0	0	136,954
Common stock warrants granted pursuant to debt financing																						0	2,811,138	0	0	2,811,138	0	444,330	0	0	444,330
Net loss																																$ 0	0	0	(12,127,068)	(12,127,068)
Balance (in shares) at Dec. 31, 2022																																4,847,384
Balance at Dec. 31, 2022																																$ 4,847	58,485,602	0	(55,679,562)	2,810,887
Balance (in shares) at Jun. 30, 2022																																4,840,974
Balance at Jun. 30, 2022																																$ 4,841	57,637,706	0	(47,217,345)	10,425,202
Common stock issued for services (in shares)		6,410
Common stock issued for services		$ 6	24,994	0	0	25,000
Common stock options granted for services		$ 0	113,166	0	0	113,166	0	17,702	0	0	17,702
Common stock warrants granted pursuant to debt financing																						0	364,512	0	0	364,512
Net loss																																$ 0	0	0	(1,647,272)	(1,647,272)
Balance (in shares) at Sep. 30, 2022																																4,847,384
Balance at Sep. 30, 2022																																$ 4,847	58,158,080	0	(48,864,617)	9,298,310
Balance (in shares) at Dec. 31, 2022																																4,847,384
Balance at Dec. 31, 2022																																$ 4,847	58,485,602	0	(55,679,562)	2,810,887
Shares (in shares)																																735,000
Common stock sales for cash																																$ 74	3,674,926	0	0	3,675,000
Common stock issued for services (in shares)		20,699
Common stock issued for services		$ 21	125,208	0	0	125,229
Common stock options granted for services		0	330,922	0	0	330,922	0	68,514	0	0	68,514
Common stock warrants granted pursuant to debt financing																						$ 0	$ 197,198	$ 0	$ 0	$ 197,198	$ 0	$ 50,682	$ 0	$ 0	$ 50,682
Net loss																																$ 0	0	0	(4,388,446)	(4,388,446)
Balance (in shares) at Sep. 30, 2023																																5,603,083
Balance at Sep. 30, 2023																																$ 4,942	62,933,052	0	(60,068,008)	2,869,986
Balance (in shares) at Jun. 30, 2023																																4,868,083
Balance at Jun. 30, 2023																																$ 4,868	59,117,367	0	(60,401,992)	(1,279,757)
Shares (in shares)																																735,000
Common stock sales for cash																																$ 74	3,674,926	0	0	3,675,000
Common stock options granted for services		$ 0	$ 106,215	$ 0	$ 0	$ 106,215	$ 0	$ 34,544	$ 0	$ 0	$ 34,544
Net loss																																$ 0	0	0	333,984	333,984
Balance (in shares) at Sep. 30, 2023																																5,603,083
Balance at Sep. 30, 2023																																$ 4,942	$ 62,933,052	$ 0	$ (60,068,008)	$ 2,869,986